SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

On August 15, 2022, the Group and AbbVie entered into an amendment to the original licensing and collaboration agreement. As a part of the amendment, AbbVie will discontinue the global Phase 1b study of the lemzoparlimab combination therapy with AZA and venetoclax, in patients with MDS and AML, which in turn would lead to the noncompletion of a key milestone in the original licensing and collaboration agreement. As a result, this event is expected to result in a loss of no more than US$50.0 million for the Group in the second half of 2022.